Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments, Other than Investments in Related Parties [Text Block]
Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)
Schedule I
Consolidated Summary of Investments —
Other Than Investments in Related Parties
December 31, 2016
(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
U.S. government and agency securities	$11,872	$12,916	$12,916
State and political subdivision securities	3,520	3,858	3,858
Public utilities	2,067	2,268	2,268
Foreign government securities	1,000	1,103	1,103
All other corporate bonds	24,419	25,181	25,181
Total bonds	42,878	45,326	45,326
Mortgage-backed and asset-backed securities	14,163	14,234	14,234
Redeemable preferred stock	248	339	339
Total fixed maturity securities	57,289	59,899	59,899
Equity securities:
Common stock:
Industrial, miscellaneous and all other	98	116	116
Public utilities	—	2	2
Banks, trust and insurance companies	2	5	5
Non-redeemable preferred stock	180	177	177
Total equity securities	280	300	300
Mortgage loans	9,290		9,290
Policy loans	1,093		1,093
Real estate and real estate joint ventures	215		215
Other limited partnership interests	1,639		1,639
Short-term investments	1,272		1,272
Other invested assets	5,029		5,029
Total investments	$76,107		$78,737
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(1)
Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.